Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	12 Months Ended			20 Months Ended	27 Months Ended
	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2020
Income Taxes [Line Items]
Statutory tax rate		31.50%	31.50%	31.50%
Minimum base erosion anti abuse tax		10.00%	6.25%
Beat threshold percentage			3.00%
Net increase (decrease) in total valuation allowance	¥ 154,201	¥ 114,871	¥ 176,721	¥ 152,129
Valuation allowance		608,243	723,114			¥ 608,243
Undistributed earnings of foreign subsidiaries and corporate joint ventures not expected to be remitted, for which deferred income taxes have not been provided		1,019,525				1,019,525
Deferred tax liabilities not accounted for undistributed earnings		16,312				16,312
Gain on sale of subsidiary stock		61,544
Operating loss carryforwards for tax purposes		348,714	413,494			348,714
Operating loss carryforwards for tax purposes with no expiration period		96,890				96,890
Tax credit carryforwards		94,900	117,471			94,900
Tax credit carryforwards with no expiration period		15,059				15,059
Interest expense recorded		1,276	1,479	1,053
Penalties recorded		117	218	876
Liabilities recorded for the payments of interest		8,033	9,309	10,788		8,033
Liabilities recorded for the payments of penalties		4,971	¥ 4,855	¥ 4,637		4,971
Maximum unrecognized tax benefits expected reduction within the next 12 months		1,791				1,791
National Taxes
Income Taxes [Line Items]
Valuation allowance		274,761				274,761
Local Taxes
Income Taxes [Line Items]
Valuation allowance		¥ 125,465				¥ 125,465
U.S. [Member]
Income Taxes [Line Items]
Statutory tax rate		21.00%	21.00%		35.00%	21.00%
Earliest Tax Year
Income Taxes [Line Items]
Total net operating loss carryforwards expiration date		Mar. 31, 2021
Tax credit carryforwards expiration date		Mar. 31, 2021
Earliest Tax Year | Domestic country
Income Taxes [Line Items]
Tax years subject to examinations		2010
Earliest Tax Year | Foreign country
Income Taxes [Line Items]
Tax years subject to examinations		2006
Earliest Tax Year | Us Tax Authority [Member]
Income Taxes [Line Items]
Tax years subject to examinations		2016
Latest Tax Year
Income Taxes [Line Items]
Total net operating loss carryforwards expiration date		Mar. 31, 2024
Tax credit carryforwards expiration date		Mar. 31, 2030
Latest Tax Year | Domestic country
Income Taxes [Line Items]
Tax years subject to examinations		2019
Latest Tax Year | Foreign country
Income Taxes [Line Items]
Tax years subject to examinations		2019
Latest Tax Year | Us Tax Authority [Member]
Income Taxes [Line Items]
Tax years subject to examinations		2019